Assignment of Assets and Liabilities	12 Months Ended
Oct. 31, 2016
Assignment of Assets And Liabilities [Abstract]
Assignment of Assets and Liabilities

15. ASSIGNMENT OF ASSETS AND LIABILITIES

On July 31, 2015, the Company transferred to Zift Interactive LLC (“Zift”), a newly-formed subsidiary, certain rights under certain of its publishing licenses related to developing, publishing and distributing video game products through retail distribution for a term of one year. The Company transferred Zift to its former chief executive officer, Jesse Sutton. In exchange, the Company received Mr. Sutton’s resignation from the position of chief executive officer of the Company, including waiver of any severance payments and the execution of a separation agreement, together with his agreement to serve as a consultant to the Company.

In addition, the Company entered into a conveyance agreement with Zift under which it assigned to Zift certain assets used in the retail business and Zift agreed to assume and indemnify the Company for liabilities and claims related to the retail business, including customer claims for price protection and promotional allowances. The assets transferred to Zift included cash in an amount of $800,000, of which $400,000 was transferred immediately and the remaining $400,000 was payable by the Company in twelve equal consecutive monthly installments of $33,000 commencing August 1, 2015, and certain accounts receivable and inventory with an aggregate carrying value of approximately $87,000. In connection with the transfer of distribution rights and the assumption of liabilities by Zift, the Company reduced its estimated accrued liabilities for royalties, customer credits and other related liabilities by approximately $1.2 million with a credit to gains on sales of assets, net of transferred assets of $269,000. The Company has accrued approximately $219,000 of contingent liabilities for certain potential licensor and customer liabilities and claims not extinguished by the transactions. The net gain of approximately $50,000 resulting from the transactions is included in gain on asset sales, net in 2015. As of October 31, 2016, the Company did not have a balance payable to or receivable from Zift.